Parent Company Cash Flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ferrovial SE Statements Cash Flow [Line Items]
Adjustments for depreciation and amortisation expense	€ 441	€ 401	€ 299
Adjustments for impairment and disposal of fixed assets	(2,208)	(35)	6
Adjustments for finance income (cost)	274	(230)	(317)
Dividends paid to equity holders of parent, classified as financing activities	(130)	(136)	(132)
Treasury shares purchases from financing activities	701	114	446
Payments of lease liabilities, classified as financing activities	(104)	(87)	(72)
Effect of exchange rate changes on cash and cash equivalents	59	160	(283)
Ferrovial SE as parent company [Member]
Ferrovial SE Statements Cash Flow [Line Items]
Other profit loss before tax in cash flow for parent company	(226)	(195)	(21)
Adjustments to reconcile profit loss in cash flow for parent company	875	1,347	1,306
Adjustments for depreciation and amortisation expense	0	0	1
Adjustments for impairment and disposal of fixed assets	875	(18)	(1)
Adjustments for finance income (cost)	170	117	2
Other adjustments for correction of accrual or cash	704	1,248	1,304
Other changes in working capital for cash flow for parent company	19	(32)	(216)
Other inflows (outflows) of cash	(163)	(207)	1
Interest payments of cash flows from operating activities	(214)	(175)	(48)
Interest receipts of cash flows from operating activities	21	9	1
Income tax receipts or payments and tax consolidation of cash flows from operating activities	30	(41)	48
Cash flows from operating activities for parent company	506	913	1,070
Cash payments on investments for company	(614)	(21)	(1,586)
Cash flows from group companies associates and business units on payments	(614)	(21)	(1,586)
Other cash receipts from operating activities	22	18	33
Cash flows from group companies associates and business units on receipts	22	18	33
Cash flows from investing activities for parent company	(593)	(3)	(1,552)
Cash flows from receipts and payments from financial liability instruments	1,258	(582)	1,003
Cash flows from change in group company cash of pooling accounts	1,507	(381)	68
Cash flows from issuance repayment and redemption	(249)	(201)	935
Payments of other equity instruments	(831)	(250)	(578)
Dividends paid to equity holders of parent, classified as financing activities	(130)	(136)	(132)
Treasury shares purchases from financing activities	701	114	446
Cash flows from receipts and payments on equity instruments	(272)	17	38
Payments of lease liabilities, classified as financing activities	0	0	(1)
Cash flows used in financing activities for parent company	155	(814)	463
Effect of exchange rate changes on cash and cash equivalents	0	0	(5)
Variation in cash and cash equivalents after others effects for parent company	68	96	(24)
Cash and cash equivalents for the Ferrovial flow for parent company at beginning of year	107	11	35
Cash and cash equivalents for the Ferrovial flow for parent company at end of year	€ 175	€ 107	€ 11